LOAN RECEIVABLES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) item
Disclosure of Loan Receivables [line items]
Balance	$ 4,617
Number of MR vessels | item	2
Sale lease back transaction interest rate	1.00%
Cost
Disclosure of Loan Receivables [line items]
Additions	$ 4,700
Balance	4,700
Accumulated impairment
Disclosure of Loan Receivables [line items]
Additions	100
Balance	$ 100